UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET EMERGING MARKETS DEBT FUND

FORM N-Q

MAY 31, 2015

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 54.1%
Angola - 0.2%
Republic of Angola, Senior Notes	7.000%	8/16/19	360,000		$371,052	(a)

Argentina - 0.6%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	1,423,000		1,401,251

Brazil - 1.7%
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	13,261,000	BRL	3,987,240

Colombia - 2.8%
Republic of Colombia, Senior Bonds	4.375%	7/12/21	2,410,000		2,553,395
Republic of Colombia, Senior Bonds	4.000%	2/26/24	1,180,000		1,203,600
Republic of Colombia, Senior Bonds	6.125%	1/18/41	500,000		575,000
Republic of Colombia, Senior Bonds	5.625%	2/26/44	2,000,000		2,165,000

Total Colombia					6,496,995

Costa Rica - 0.7%
Republic of Costa Rica, Notes	7.000%	4/4/44	1,660,000		1,626,800	(b)

Croatia - 1.4%
Republic of Croatia, Senior Notes	6.625%	7/14/20	860,000		956,750	(b)
Republic of Croatia, Senior Notes	5.500%	4/4/23	2,300,000		2,434,269	(b)

Total Croatia					3,391,019

Dominican Republic - 1.8%
Dominican Republic, Senior Notes	5.500%	1/27/25	2,820,000		2,876,400	(b)
Dominican Republic, Senior Notes	6.850%	1/27/45	1,310,000		1,362,400	(b)

Total Dominican Republic					4,238,800

Ecuador - 0.9%
Republic of Ecuador, Notes	7.950%	6/20/24	454,000		432,435	(b)
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	1,510,000		1,593,050	(b)

Total Ecuador					2,025,485

El Salvador - 0.2%
Republic of El Salvador, Notes	6.375%	1/18/27	490,000		488,163	(b)

Gabon - 0.4%
Gabonese Republic, Bonds	6.375%	12/12/24	870,000		864,780	(b)

Ghana - 0.5%
Republic of Ghana, Bonds	8.125%	1/18/26	630,000		596,925	(b)
Republic of Ghana, Notes	7.875%	8/7/23	550,000		520,757	(a)

Total Ghana					1,117,682

Honduras - 0.4%
Republic of Honduras, Senior Notes	7.500%	3/15/24	900,000		985,500	(a)

Hungary - 2.4%
Republic of Hungary, Senior Notes	5.750%	11/22/23	2,608,000		2,976,709
Republic of Hungary, Senior Notes	5.375%	3/25/24	1,500,000		1,666,050
Republic of Hungary, Senior Notes	7.625%	3/29/41	790,000		1,113,900

Total Hungary					5,756,659

Indonesia - 5.4%
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	105,000		118,650	(a)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	380,000		441,750	(a)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	770,000		834,488	(a)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	1,350,000		1,304,437	(b)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	4,910,000		5,536,025	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	2,340,000		$2,369,250	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	1,020,000		1,032,750	(b)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	1,200,000		1,122,000	(a)

Total Indonesia					12,759,350

Ivory Coast - 1.0%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	400,000		386,000	(a)
Republic of Cote D’Ivoire, Senior Notes	5.375%	7/23/24	1,230,000		1,185,412	(b)
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	670,000		671,675	(b)

Total Ivory Coast					2,243,087

Jamaica - 0.3%
Government of Jamaica, Senior Notes	7.625%	7/9/25	680,000		765,000

Kazakhstan - 0.9%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	2,210,000		2,135,412	(a)

Kenya - 1.0%
Republic of Kenya, Senior Notes	5.875%	6/24/19	650,000		673,075	(b)
Republic of Kenya, Senior Notes	6.875%	6/24/24	1,510,000		1,588,142	(b)

Total Kenya					2,261,217

Lithuania - 1.0%
Republic of Lithuania, Senior Notes	7.375%	2/11/20	190,000		231,563	(b)
Republic of Lithuania, Senior Notes	6.125%	3/9/21	1,880,000		2,220,618	(b)

Total Lithuania					2,452,181

Mexico - 3.2%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	1,390,000		1,661,050
United Mexican States, Senior Bonds	8.000%	6/11/20	3,324,800	MXN	241,773
United Mexican States, Senior Bonds	6.500%	6/9/22	28,300,200	MXN	1,917,779
United Mexican States, Senior Bonds	10.000%	12/5/24	2,250,000	MXN	188,461
United Mexican States, Senior Notes	5.550%	1/21/45	2,150,000		2,424,125
United Mexican States, Senior Notes	4.600%	1/23/46	1,077,000		1,063,537

Total Mexico					7,496,725

Nigeria - 0.5%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	1,050,000		1,080,188	(b)

Pakistan - 0.7%
Republic of Pakistan, Senior Bonds	6.875%	6/1/17	520,000		544,050	(b)
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	1,140,000		1,198,727	(b)

Total Pakistan					1,742,777

Panama - 0.5%
Republic of Panama, Senior Bonds	6.700%	1/26/36	911,000		1,163,803

Paraguay - 0.6%
Republic of Paraguay, Senior Notes	6.100%	8/11/44	1,360,000		1,468,800	(b)

Peru - 2.3%
Republic of Peru, Senior Bonds	8.750%	11/21/33	2,867,000		4,501,190
Republic of Peru, Senior Bonds	6.550%	3/14/37	308,000		401,170
Republic of Peru, Senior Bonds	5.625%	11/18/50	518,000		611,240

Total Peru					5,513,600

Philippines - 3.3%
Republic of Philippines, Senior Bonds	6.375%	10/23/34	680,000		943,500
Republic of Philippines, Senior Bonds	5.000%	1/13/37	2,870,000		3,479,875
Republic of Philippines, Senior Bonds	3.950%	1/20/40	3,100,000		3,247,250

Total Philippines					7,670,625

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Poland - 2.4%
Republic of Poland, Senior Notes	5.125%	4/21/21	980,000	$1,108,821
Republic of Poland, Senior Notes	5.000%	3/23/22	4,014,000	4,540,878

Total Poland				5,649,699

Romania - 0.1%
Republic of Romania, Senior Notes	4.875%	1/22/24	300,000	329,340	(b)

Russia - 4.4%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	2,000,000	1,990,000	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	4,938,750	5,795,623	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	5.625%	4/4/42	2,600,000	2,516,566	(b)

Total Russia				10,302,189

Senegal - 0.2%
Republic of Senegal, Bonds	6.250%	7/30/24	460,000	453,100	(a)

South Africa - 0.6%
South Africa Government International Bond, Senior Notes	4.665%	1/17/24	1,250,000	1,309,932

Sri Lanka - 0.9%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	2,170,000	2,226,962	(b)

Tunisia - 0.2%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	360,000	372,600	(b)

Turkey - 5.5%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	4,150,000	4,549,437
Republic of Turkey, Senior Bonds	5.750%	3/22/24	560,000	620,036
Republic of Turkey, Senior Bonds	4.250%	4/14/26	740,000	718,873
Republic of Turkey, Senior Notes	7.500%	11/7/19	120,000	140,076
Republic of Turkey, Senior Notes	6.250%	9/26/22	1,620,000	1,832,175
Republic of Turkey, Senior Notes	6.875%	3/17/36	1,147,000	1,387,388
Republic of Turkey, Senior Notes	6.750%	5/30/40	1,860,000	2,243,625
Republic of Turkey, Senior Notes	4.875%	4/16/43	1,470,000	1,406,614

Total Turkey				12,898,224

Uruguay - 1.0%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	550,000	555,500
Republic of Uruguay, Senior Notes	4.500%	8/14/24	1,620,000	1,737,450

Total Uruguay				2,292,950

Venezuela - 3.6%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	1,550,000	620,000	(a)
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	7,265,000	3,265,617
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	73,000	29,675
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	10,766,000	4,629,380	(a)

Total Venezuela				8,544,672

Vietnam - 0.5%
Republic of Vietnam, Senior Bonds	6.750%	1/29/20	370,000	414,400	(a)
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	780,000	798,525	(b)

Total Vietnam				1,212,925

TOTAL SOVEREIGN BONDS (Cost - $132,465,231)				127,096,784

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONVERTIBLE BONDS & NOTES - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Axtel SAB de CV, Senior Secured Notes (Cost - $546,313)	9.000%	1/31/20	4,257,300	MXN	$525,289	(b)

CORPORATE BONDS & NOTES - 43.7%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Myriad International Holdings BV, Senior Notes	6.000%	7/18/20	520,000		577,200	(b)

CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 0.1%
Prosperous Ray Ltd., Senior Bonds	3.000%	11/12/18	300,000		306,862	(a)

Food Products - 1.4%
JBS USA LLC/JBS USA Finance Inc., Senior Notes	5.750%	6/15/25	2,000,000		2,025,000	(b)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	900,000		847,350	(b)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	400,000		408,000	(b)
Virgolino de Oliveira Finance Ltd., Senior Notes	10.500%	1/28/18	1,200,000		24,000	(a)(c)

Total Food Products					3,304,350

TOTAL CONSUMER STAPLES					3,611,212

ENERGY - 17.5%
Energy Equipment & Services - 0.3%
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	730,000		649,700	(b)

Oil, Gas & Consumable Fuels - 17.2%
CNOOC Curtis Funding No. 1 Pty Ltd., Senior Notes	4.500%	10/3/23	550,000		594,110	(a)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	130,000		152,330
Ecopetrol SA, Senior Notes	5.875%	5/28/45	350,000		325,325
EDC Finance Ltd., Senior Notes	4.875%	4/17/20	750,000		697,500	(b)
GeoPark Latin America Ltd. Agencia en Chile, Senior Secured Notes	7.500%	2/11/20	620,000		554,900	(b)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	368,000		377,892	(b)
KazMunayGas National Co. JSC, Senior Notes	9.125%	7/2/18	360,000		408,690	(a)
KazMunayGas National Co. JSC, Senior Notes	7.000%	5/5/20	2,300,000		2,470,200	(a)
KazMunayGas National Co. JSC, Senior Notes	4.400%	4/30/23	500,000		459,500	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	800,000		846,000	(a)
Oleoducto Central SA, Senior Notes	4.000%	5/7/21	550,000		545,875	(b)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	590,000		619,056	(a)
Pacific Rubiales Energy Corp., Senior Notes	7.250%	12/12/21	590,000		551,650	(a)
Pacific Rubiales Energy Corp., Senior Notes	5.125%	3/28/23	950,000		764,750	(b)
Pacific Rubiales Energy Corp., Senior Notes	5.125%	3/28/23	500,000		402,500	(a)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	850,000		831,300
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,910,000		1,709,450
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	950,000		893,513
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	630,000		521,835
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	3,180,000		1,225,890	(a)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	1,640,000		1,219,750	(a)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	858,000		967,824
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	950,000		1,041,780
Petroleos Mexicanos, Senior Notes	4.875%	1/24/22	560,000		590,100
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	3,920,000		4,312,000
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	700,000		685,300
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	2,480,000		2,702,704
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	680,000		674,662	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	470,000	$554,835	(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,280,000	1,431,695	(a)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	270,000	286,200	(b)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	820,000	847,675	(b)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	1,130,000	1,115,875	(b)
PT Pertamina Persero, Senior Notes	6.450%	5/30/44	540,000	560,250	(b)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	1,130,000	1,180,850	(b)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	990,000	1,096,599	(a)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	600,000	633,132	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	4/10/19	1,650,000	1,673,587	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	320,000	343,820	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	2,090,000	2,245,112	(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,260,000	1,272,600	(b)

Total Oil, Gas & Consumable Fuels				40,388,616

TOTAL ENERGY				41,038,316

FINANCIALS - 3.8%
Banks - 3.2%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	560,000	565,600	(b)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	190,000	195,605	(b)(d)
Export Credit Bank of Turkey, Senior Bonds	5.000%	9/23/21	540,000	548,771	(b)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	1,380,000	1,467,464	(b)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	1,140,000	1,185,358	(a)
Export-Import Bank of India, Senior Notes	4.000%	1/14/23	580,000	595,732	(a)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	1,170,000	1,175,850	(b)
RSHB Capital, Loan Participation Notes, Senior Notes	6.299%	5/15/17	290,000	293,625	(a)
RSHB Capital, Loan Participation Notes, Senior Notes	5.298%	12/27/17	500,000	494,430	(a)
RSHB Capital, Loan Participation Notes, Senior Notes	7.750%	5/29/18	690,000	724,141	(a)
RSHB Capital, Loan Participation Notes, Subordinated Notes	6.000%	6/3/21	370,000	342,250	(a)(d)

Total Banks				7,588,826

Capital Markets - 0.3%
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	640,000	653,600	(b)

Diversified Financial Services - 0.3%
Power Sector Assets & Liabilities Management Corp., Senior Bonds	7.390%	12/2/24	440,000	590,700	(a)

TOTAL FINANCIALS				8,833,126

INDUSTRIALS - 3.0%
Building Products - 0.2%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	400,000	384,800	(b)

Construction & Engineering - 1.0%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	270,000	268,481	(a)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	1,730,000	1,500,775	(b)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	446,000	395,022	(b)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	189,800	170,440	(b)

Total Construction & Engineering				2,334,718

Industrial Conglomerates - 0.7%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	200,000	211,000	(b)
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000	215,000	(b)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	1,100,000	1,185,259	(a)

Total Industrial Conglomerates				1,611,259

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Transportation Infrastructure - 1.1%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	600,000	$641,370	(b)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	1,320,000	1,273,800	(b)
PT Pelabuhan Indonesia III, Senior Notes	4.875%	10/1/24	750,000	765,000	(a)

Total Transportation Infrastructure				2,680,170

TOTAL INDUSTRIALS				7,010,947

MATERIALS - 10.1%
Chemicals - 2.0%
Alpek SA de CV, Senior Notes	4.500%	11/20/22	1,126,000	1,159,780	(b)
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	550,000	577,500	(a)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	200,000	210,800	(a)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	630,000	614,565	(b)
OCP SA, Senior Notes	5.625%	4/25/24	900,000	963,000	(b)
OCP SA, Senior Notes	4.500%	10/22/25	1,200,000	1,176,000	(b)

Total Chemicals				4,701,645

Construction Materials - 1.1%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	790,000	766,458	(b)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	120,000	116,424	(a)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	340,000	387,600	(b)
Cemex SAB de CV, Senior Secured Notes	7.250%	1/15/21	200,000	215,800	(b)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	640,000	647,360	(b)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	440,000	393,800	(b)

Total Construction Materials				2,527,442

Metals & Mining - 5.9%
AngloGold Ashanti Holdings PLC, Senior Notes	8.500%	7/30/20	613,000	671,670
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	2,250,000	2,219,832	(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	780,000	769,542	(a)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	1,250,000	1,096,875	(a)
Evraz Group SA, Senior Notes	9.500%	4/24/18	360,000	374,400	(a)
Evraz Group SA, Senior Notes	6.750%	4/27/18	980,000	945,700	(a)
Gerdau Trade Inc., Senior Notes	4.750%	4/15/23	700,000	673,750	(b)
Samarco Mineracao SA, Senior Notes	4.125%	11/1/22	740,000	693,750	(b)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	530,000	516,750	(b)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	60,000	66,360
Southern Copper Corp., Senior Notes	3.875%	4/23/25	660,000	647,473
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	354,426
Southern Copper Corp., Senior Notes	6.750%	4/16/40	1,960,000	2,084,872
Southern Copper Corp., Senior Notes	5.250%	11/8/42	340,000	306,935
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	320,000	321,920	(b)
Vale Overseas Ltd., Senior Bonds	8.250%	1/17/34	81,000	91,209
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,177,000	1,163,335
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	990,000	1,021,185	(b)

Total Metals & Mining				14,019,984

Paper & Forest Products - 1.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	590,000	623,322
Inversiones CMPC SA, Notes	4.375%	5/15/23	480,000	492,340	(b)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	350,000	367,340	(b)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	690,000	718,406	(b)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	380,000	379,810	(b)

Total Paper & Forest Products				2,581,218

TOTAL MATERIALS				23,830,289

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 2.3%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	2,234,000	$2,242,377	(b)
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	560,000	615,440	(b)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	510,000	523,775	(b)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	400,000	439,500	(b)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	330,000	307,725	(b)
Turk Telekomunikasyon AS, Senior Bonds	3.750%	6/19/19	700,000	702,566	(b)
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	500,000	500,630	(b)

Total Diversified Telecommunication Services				5,332,013

Wireless Telecommunication Services - 2.0%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	940,000	946,439
Indosat Palapa Co. BV, Senior Notes	7.375%	7/29/20	580,000	603,925	(b)
Oi SA, Senior Notes	5.750%	2/10/22	480,000	424,800	(b)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	2,570,000	2,614,975	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	200,000	203,500	(b)

Total Wireless Telecommunication Services				4,793,639

TOTAL TELECOMMUNICATION SERVICES				10,125,652

UTILITIES - 3.3%
Electric Utilities - 1.6%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	510,000	536,775	(b)
Eskom Holdings SOC Ltd., Senior Notes	7.125%	2/11/25	370,000	381,951	(a)
Perusahaan Listrik Negara PT, Senior Notes	5.250%	10/24/42	600,000	546,750	(b)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	500,000	502,011	(b)
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	1,100,000	1,181,393	(b)
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	500,000	536,997	(a)

Total Electric Utilities				3,685,877

Gas Utilities - 0.7%
Gas Natural de Lima y Callao SA, Senior Notes	4.375%	4/1/23	700,000	712,250	(b)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	940,000	1,006,740	(b)

Total Gas Utilities				1,718,990

Independent Power and Renewable Electricity Producers - 1.0%
Empresa Nacional de Electricidad SA, Senior Notes	4.250%	4/15/24	280,000	292,498
Korea East-West Power Co., Ltd., Senior Notes	2.500%	6/2/20	1,060,000	1,068,000	(b)
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	840,000	909,300	(b)

Total Independent Power and Renewable Electricity Producers				2,269,798

Multi-Utilities - 0.0%
E-CL SA, Notes	5.625%	1/15/21	100,000	111,521	(b)

TOTAL UTILITIES				7,786,186

TOTAL CORPORATE BONDS & NOTES (Cost - $105,251,143)				102,812,928

TOTAL INVESTMENTS - 98.0% (Cost - $238,262,687#)				230,435,001
Other Assets in Excess of Liabilities - 2.0%				4,652,823

TOTAL NET ASSETS - 100.0%				$235,087,824

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	The coupon payment on these securities is currently in default as of May 31, 2015.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$127,096,784	—	$127,096,784
Convertible bonds & notes	—	525,289	—	525,289
Corporate bonds & notes	—	102,812,928	—	102,812,928

Total investments	—	$230,435,001	—	$230,435,001

Other financial instruments:
Forward foreign currency contracts	—	$75,958	—	$75,958

Total	—	$230,510,959	—	$230,510,959

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$27,371	—	$27,371

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At May 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,723,006
Gross unrealized depreciation	(13,550,692)

Net unrealized depreciation	$(7,827,686)

Notes to Schedule of Investments (unaudited) (continued)

At May 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	11,060,000	USD	710,409	Barclays Bank PLC	6/15/15	$7,123
MXN	16,940,000	USD	1,108,457	Barclays Bank PLC	6/15/15	(9,453)
USD	1,798,619	MXN	28,000,000	Barclays Bank PLC	6/15/15	(17,918)
USD	4,312,913	BRL	13,728,865	Citibank, N.A.	6/15/15	22,801
INR	147,447,361	SGD	3,011,158	Bank of America N.A.	8/14/15	45,568
INR	75,000,000	USD	1,153,181	Deutsche Bank AG	8/31/15	466

Total						$48,587

Abbreviations used in this table:

BRL	— Brazilian Real
INR	— Indian Rupee
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: July 23, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: July 23, 2015